Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

The Group has evaluated subsequent events through the date of issuance of the condensed consolidated financial statements, no subsequent event is identified that would have required adjustment or disclosure in the condensed consolidated financial statements.